Submission	Aug. 18, 2025
Submission [Line Items]
Central Index Key	0001925309
Registrant Name	Sixth Street Lending Partners
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A